UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SILVER CREEK CAPITAL MANAGEMENT LLC
          -----------------------------------
Address:  1301 FIFTH AVENUE, 40TH FLOOR
          -----------------------------
          SEATTLE, WASHINGTON 98101
          -------------------------

          CIK # 0001394542


Form 13F File Number: 28-12795


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:
Name:  Eric  E.  Dillon
Title:  Manager
Phone:  206-774-6000

Signature,  Place,  and  Date  of  Signing:

   /s/ Eric E. Dillon            Seattle, Washington             May 14, 2008

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total: $141,008
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Flagstone Reinsurance Hldgs    SHS              G3529105    137056 11206572 SH  -    Sole             11206572      0    0
SPDR TR                        Unit SER 1       78462F103     3952    30000 -   Put  Sole                30000      0    0